Credit Facility (Details) - Revolving Credit Facility [Member] - USD ($) $ in Millions	12 Months Ended
	Aug. 27, 2016	Oct. 31, 2012
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 35.0
Maximum borrowing capacity with no financial covenant restrictions		5.0
Additional borrowing capacity		$ 50.0
Unused line fee	0.50%
Basis spread on variable interest rate	2.00%
Repurchased stock restriction	$ 15.0